Average Annual Total Returns{- Fidelity® California Municipal Money Market Fund} - 02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-09 - Fidelity® California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.35%	0.59%	0.30%